Property, Plant, and Equipment (Details ARO) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Beginning balance	$ 561		$ 579
Liabilities incurred	101		8
Liabilities settled	(21)	[1]	(31)	[1]
Accretion expense	44		53
Revisions	146	[2]	(48)	[2]
Ending balance	831		561
Charges Related To Leak At Underground Natural Gas Storage Facility [Member]
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Liabilities settled	(7)		(25)
Revisions			9
Asset Retirement Obligation Costs [Member]
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Transco's annual funding commitment for ARO	$ 36

[1]	For 2014 and 2013, liabilities settled include $7 million and $25 million, respectively, related to the abandonment of certain of Transco’s natural gas storage caverns that are associated with a leak in 2010.
[2]	The 2013 revision also includes an increase of $9 million related to changes in the timing and method of abandonment on certain of Transco’s natural gas storage caverns that were associated with a leak in 2010.